Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
16.	Income Taxes

Income tax expense differs from the amount that would be computed by applying the Canadian statutory corporate income tax rate of 27.00% (2024 – 27.00%) to income before income taxes. The reasons for the differences are as follows:

In $000s	2025	2024
Loss before income tax	$(179,379)	$(151,939)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(48,432)	(41,024)
Items not deductible for income tax purposes	(642)	3,623
Non-taxable items	(3,458)	(4,877)
Flow-through share issuances	18,523	22,935
Other	49	(384)
Change in unrecognized deferred tax assets	37,422	19,727
Income tax expense	$3,462	$—

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes give rise to the following deferred tax assets and liabilities:

In $000s	2025	2024
Non-capital losses carried forward	$3,428	$4,522
Share issue costs	—	1,329
Mineral property, plant and equipment	—	726
Gold Stream derivative liability	—	(2,089)
Exploration and evaluation assets	(3,838)	(3,600)
Provision for closure and reclamation	375	—
Right-of-use assets	(1,424)	(1,594)
Lease liabilities	1,826	2,093
Other assets	(2,594)	(1,360)
Other liabilities	—	(2)
Cash	3	(251)
Marketable securities	(1,837)	(25)
Net capital losses	599	251
Net deferred tax liabilities	$(3,462)	$—

16.	Income Taxes (continued)

The Company recognizes a deferred tax asset on unused tax losses or other deductible amounts only when the Company expects to have future taxable profit against which the amounts could be utilized. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts:

In $000s	2025	2024
Non-capital losses	$219,051	$49,083
Exploration and evaluation assets	9,978	—
Provision for closure and reclamation	44,839	38,498
Lease liabilities	56,322	5,783
Mineral property, plant and equipment	12,218	254,439
Gold Stream derivative liability	143,403	—
Marketable securities	—	1,080
Other liabilities	22,866	—
Share issue costs	21,399	5,681
Net capital losses	—	3,158
Unrecognized deductible temporary differences	$530,076	$357,722

The Company’s non-capital tax losses as at December 31, 2025 will expire between 2026 and 2045.